Fair Value Measurements (Reconciliation Of Changes In The Fair Value Of Liabilities) (Details) - Warrant Liabilities [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 41,717	$ 2,307,586	$ 7,853,635
Unrealized losses, net	227,094	(2,265,869)	(5,546,049)
Balance	$ 268,811	$ 41,717	$ 2,307,586